Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2021
XS7-NPRT3-1021
1.968013.107
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.5%
Entertainment - 2.9%
Activision Blizzard, Inc.	341,328	28,115,187
Electronic Arts, Inc.	57,854	8,400,979
Live Nation Entertainment, Inc. (a)	34,400	2,982,480
NetEase, Inc. ADR	58,620	5,710,760
Netflix, Inc. (a)	149,629	85,167,331
Roblox Corp. (a)(b)	176,900	14,514,645
Roku, Inc. Class A (a)	421,076	148,387,182
Sea Ltd. ADR (a)	266,585	90,191,037
The Walt Disney Co. (a)	45,176	8,190,409
		391,660,010
Interactive Media & Services - 10.2%
Alphabet, Inc.:
Class A (a)	230,199	666,184,396
Class C (a)	130,343	379,199,069
Bumble, Inc.	38,100	2,076,450
Facebook, Inc. Class A (a)	733,930	278,438,363
IAC (a)	16,500	2,178,825
Kuaishou Technology Class B (c)	91,800	997,383
Match Group, Inc. (a)	32,953	4,529,060
Pinterest, Inc. Class A (a)	30,100	1,672,657
Snap, Inc. Class A (a)	447,481	34,057,779
Tencent Holdings Ltd.	85,690	5,292,454
Twitter, Inc. (a)	185,081	11,937,725
Vimeo, Inc. (a)	35,820	1,365,458
Zillow Group, Inc. Class C (a)(b)	136,800	13,101,336
		1,401,030,955
Media - 0.0%
Comcast Corp. Class A	32,310	1,960,571
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	431,853	59,172,498
TOTAL COMMUNICATION SERVICES		1,853,824,034
CONSUMER DISCRETIONARY - 21.4%
Automobiles - 1.8%
Arrival SA (d)	364,428	4,289,318
Arrival SA (a)	30,533	359,373
Lucid Motors, Inc. (d)	656,000	13,093,760
Neutron Holdings, Inc. (a)(d)(e)	438,358	48,219
Rad Power Bikes, Inc. (d)(e)	249,183	1,202,019
Tesla, Inc. (a)	303,385	223,206,412
XPeng, Inc. ADR (a)	155,300	6,600,250
		248,799,351
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	30,500	3,951,580
Mister Car Wash, Inc.	39,300	754,167
The Beachbody Co., Inc. (d)	118,698	917,536
		5,623,283
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A	3,300	511,467
Booking Holdings, Inc. (a)	14,772	33,970,725
Chipotle Mexican Grill, Inc. (a)	7,870	14,979,207
F45 Training Holdings, Inc. (b)	211,800	2,872,008
Hyatt Hotels Corp. Class A (a)	21,483	1,580,934
Marriott International, Inc. Class A (a)	225,650	30,494,341
McDonald's Corp.	7,225	1,715,649
Penn National Gaming, Inc. (a)	472,880	38,350,568
Rush Street Interactive, Inc. (a)	214,600	3,193,248
Shake Shack, Inc. Class A (a)	11,436	992,073
Starbucks Corp.	322,553	37,896,752
Vail Resorts, Inc. (a)	33,100	10,090,535
Yum China Holdings, Inc.	97,612	6,008,995
		182,656,502
Household Durables - 0.6%
D.R. Horton, Inc.	110,210	10,538,280
KB Home	178,550	7,683,007
Lennar Corp. Class A	439,469	47,159,418
PulteGroup, Inc.	37,500	2,019,750
Purple Innovation, Inc. (a)	66,300	1,617,720
Toll Brothers, Inc.	84,200	5,393,852
Traeger, Inc. (a)	81,014	2,036,692
Vizio Holding Corp. (a)(b)	82,800	1,689,948
		78,138,667
Internet & Direct Marketing Retail - 9.3%
1stDibs.com, Inc.	36,800	600,208
Alibaba Group Holding Ltd. sponsored ADR (a)	82,429	13,764,819
Amazon.com, Inc. (a)	272,918	947,241,065
Chewy, Inc. (a)(b)	98,400	8,671,008
Coupang, Inc. Class A (a)	34,400	1,030,624
Etsy, Inc. (a)	33,881	7,327,105
Farfetch Ltd. Class A (a)	69,550	2,911,363
JD.com, Inc. sponsored ADR (a)	193,829	15,227,206
Ocado Group PLC (a)	156,620	4,334,573
Ozon Holdings PLC ADR	35,200	1,852,928
Pinduoduo, Inc. ADR (a)	33,000	3,300,660
Revolve Group, Inc. (a)	348,281	20,012,226
The RealReal, Inc. (a)	212,818	2,647,456
THG PLC	119,300	1,009,541
thredUP, Inc. (a)	205,023	3,930,291
Wayfair LLC Class A (a)(b)	816,270	229,167,803
Xometry, Inc.	20,900	1,518,803
Zomato Ltd. (d)	6,700,000	10,503,794
		1,275,051,473
Leisure Products - 0.2%
Callaway Golf Co. (a)	39,046	1,095,631
Peloton Interactive, Inc. Class A (a)	219,642	22,005,932
		23,101,563
Multiline Retail - 0.2%
Dollar General Corp.	29,540	6,584,761
Dollar Tree, Inc. (a)	38,494	3,485,247
Ollie's Bargain Outlet Holdings, Inc. (a)	299,789	21,698,728
Target Corp.	5,313	1,312,205
		33,080,941
Specialty Retail - 2.5%
Auto1 Group SE (c)	46,100	2,005,840
Carvana Co. Class A (a)	179,424	58,861,837
Cazoo Holdings Ltd.	611,665	4,684,742
Five Below, Inc. (a)	37,100	7,895,251
Floor & Decor Holdings, Inc. Class A (a)	178,300	21,984,390
Lowe's Companies, Inc.	318,523	64,943,654
MYT Netherlands Parent BV ADR (b)	22,500	644,400
RH (a)(b)	101,734	71,281,962
The Home Depot, Inc.	208,877	68,131,500
TJX Companies, Inc.	398,172	28,955,068
Williams-Sonoma, Inc.	41,700	7,785,390
		337,174,034
Textiles, Apparel & Luxury Goods - 5.5%
adidas AG	89,198	31,643,556
Allbirds, Inc. (a)(d)(e)	81,240	944,821
Canada Goose Holdings, Inc. (a)	366,771	14,070,239
Deckers Outdoor Corp. (a)	98,614	41,265,028
Dr. Martens Ltd. (a)	532,000	3,090,982
lululemon athletica, Inc. (a)	1,248,380	499,564,225
NIKE, Inc. Class B	355,354	58,541,018
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,712,279	86,350,230
Tory Burch LLC (a)(d)(e)(f)	248,840	10,804,633
Under Armour, Inc. Class C (non-vtg.) (a)	202,772	4,067,606
VF Corp.	19,499	1,491,089
		751,833,427
TOTAL CONSUMER DISCRETIONARY		2,935,459,241
CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Fever-Tree Drinks PLC	194,277	5,935,001
Keurig Dr. Pepper, Inc.	449,071	16,018,363
Monster Beverage Corp. (a)	478,335	46,671,146
PepsiCo, Inc.	89,464	13,991,275
The Coca-Cola Co.	677,807	38,167,312
		120,783,097
Food & Staples Retailing - 0.4%
Blink Health, Inc. Series A1 (d)(e)	8,589	327,928
Costco Wholesale Corp.	92,244	42,016,220
Kroger Co.	11,740	540,392
Performance Food Group Co. (a)	121,068	6,080,035
		48,964,575
Food Products - 0.2%
AppHarvest, Inc. (d)	244,176	2,051,078
AppHarvest, Inc. (a)	52,585	441,714
Beyond Meat, Inc. (a)	2,500	299,100
Bunge Ltd.	184,854	13,995,296
Darling Ingredients, Inc. (a)	111,869	8,334,241
Freshpet, Inc. (a)	10,450	1,339,063
Laird Superfood, Inc.	69,600	1,387,128
Mondelez International, Inc.	18,017	1,118,315
Oatly Group AB ADR (a)(b)	68,800	1,253,536
		30,219,471
Household Products - 0.1%
Church & Dwight Co., Inc.	26,621	2,227,113
Colgate-Palmolive Co.	57,591	4,489,218
Procter & Gamble Co.	52,878	7,529,298
		14,245,629
Personal Products - 0.1%
The Beauty Health Co. (a)	70,800	1,820,268
The Beauty Health Co. (d)	553,828	14,238,918
The Honest Co., Inc.	106,126	1,026,345
Unilever PLC (Netherlands)	22,636	1,260,066
		18,345,597
Tobacco - 0.3%
Altria Group, Inc.	578,450	29,055,544
JUUL Labs, Inc. Class A (a)(d)(e)	13,297	736,521
Philip Morris International, Inc.	71,900	7,405,700
		37,197,765
TOTAL CONSUMER STAPLES		269,756,134
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	362,200	7,236,756
Schlumberger Ltd.	29,700	832,788
		8,069,544
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	24,300	1,640,736
Hess Corp.	530,106	36,444,788
Pioneer Natural Resources Co.	12,100	1,811,007
Reliance Industries Ltd.	948,431	29,358,055
Reliance Industries Ltd.	63,228	1,401,744
		70,656,330
TOTAL ENERGY		78,725,874
FINANCIALS - 1.8%
Banks - 0.8%
Bank of America Corp.	637,217	26,603,810
First Republic Bank	80,300	15,974,882
HDFC Bank Ltd. sponsored ADR	299,722	23,471,230
JPMorgan Chase & Co.	187,623	30,010,299
Wells Fargo & Co.	150,000	6,855,000
		102,915,221
Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	2,889,800	7,863,287
BlackRock, Inc. Class A	24,997	23,579,420
Charles Schwab Corp.	423,651	30,862,975
Coinbase Global, Inc. (a)(b)	5,500	1,424,500
Edelweiss Financial Services Ltd.	508,787	567,016
Switchback II Corp. Class A (a)	19,900	198,204
		64,495,402
Consumer Finance - 0.1%
American Express Co.	87,000	14,438,520
Discover Financial Services	26,782	3,433,988
SoFi Technologies, Inc. (a)	192,954	2,736,088
		20,608,596
Diversified Financial Services - 0.4%
Adimab LLC (a)(d)(e)(f)	762,787	41,084,013
Ant International Co. Ltd. Class C (a)(d)(e)	419,242	1,048,105
BowX Acquisition Corp. (a)(b)	368,900	3,663,177
Cazoo Group Ltd. (d)	121,733	932,353
Cipher Mining, Inc. (d)	213,317	2,067,682
On Holding AG (a)(d)(e)	288	7,830,464
Volta, Inc. (d)	123,729	963,230
		57,589,024
Insurance - 0.0%
Oscar Health, Inc. (a)	252,365	3,934,370
TOTAL FINANCIALS		249,542,613
HEALTH CARE - 14.3%
Biotechnology - 8.3%
4D Molecular Therapeutics, Inc.	11,800	360,490
AbbVie, Inc.	65,749	7,941,164
ACADIA Pharmaceuticals, Inc. (a)	1,047,271	18,337,715
Adagio Theraputics, Inc.	858,930	26,159,572
Adagio Theraputics, Inc.	390,187	13,203,928
ADC Therapeutics SA (a)	166,500	4,856,805
Akouos, Inc. (c)	113,263	1,346,697
Akouos, Inc. (a)	133,500	1,587,315
Alector, Inc. (a)	293,660	7,937,630
Allovir, Inc. (a)(b)	477,310	9,188,218
Alnylam Pharmaceuticals, Inc. (a)	774,831	156,074,208
ALX Oncology Holdings, Inc. (a)	18,600	1,302,000
Ambrx Biopharma, Inc.:
ADR	37,600	669,656
ADR	64,786	1,038,455
Amgen, Inc.	105,204	23,726,658
Annexon, Inc. (a)	31,400	513,390
Arcutis Biotherapeutics, Inc. (a)	189,300	4,007,481
Argenx SE ADR (a)	90,460	29,944,069
Arrowhead Pharmaceuticals, Inc. (a)	17,259	1,158,424
Ascendis Pharma A/S sponsored ADR (a)	24,489	3,838,161
aTyr Pharma, Inc. (a)	83,879	462,593
Avidity Biosciences, Inc. (a)(b)	217,600	4,969,984
Axcella Health, Inc. (a)	560,401	2,045,464
BeiGene Ltd. ADR (a)	236,682	72,969,061
BioAtla, Inc.	196,765	8,085,074
Biogen, Inc. (a)	2,142	725,945
BioNTech SE ADR (a)	90,902	29,924,029
BioXcel Therapeutics, Inc. (a)(b)	276,898	8,154,646
Bolt Biotherapeutics, Inc.	40,100	712,176
BridgeBio Pharma, Inc. (a)(b)	28,602	1,433,246
Burning Rock Biotech Ltd. ADR (a)	9,400	175,122
Calyxt, Inc. (a)	165,781	651,519
Century Therapeutics, Inc.	276,500	6,857,200
Cerevel Therapeutics Holdings (a)	1,078,771	34,153,890
ChemoCentryx, Inc. (a)	707,639	11,187,773
Cibus Corp. Series C (a)(d)(e)(f)	2,017,507	3,550,812
Codiak Biosciences, Inc. (b)	309,262	5,319,306
Connect Biopharma Holdings Ltd. ADR (a)	83,500	1,959,745
CRISPR Therapeutics AG (a)	7,900	987,105
Cyclerion Therapeutics, Inc. (a)	23,347	79,847
Cyclerion Therapeutics, Inc. (a)(d)	150,550	514,881
Day One Biopharmaceuticals, Inc. (a)	36,600	1,018,578
Denali Therapeutics, Inc. (a)	55,874	2,972,497
Deverra Therapeutics, Inc. (e)	20,487	47,735
Erasca, Inc.	76,000	1,817,160
Evelo Biosciences, Inc. (a)	617,614	7,022,271
Exact Sciences Corp. (a)	21,239	2,216,927
Exelixis, Inc. (a)	34,073	653,179
Fate Therapeutics, Inc. (a)	155,916	11,420,847
Foghorn Therapeutics, Inc.	116,183	1,508,055
Fusion Pharmaceuticals, Inc. (a)	42,880	400,070
Gemini Therapeutics, Inc. (d)	132,041	649,642
Generation Bio Co. (a)	628,460	15,711,500
Graphite Bio, Inc.	82,400	1,610,096
Icosavax, Inc. (a)	82,900	3,126,988
Imago BioSciences, Inc.	48,800	1,281,976
Immunocore Holdings PLC ADR	136,870	4,730,227
Inhibrx, Inc. (a)	87,000	2,481,240
Instil Bio, Inc. (a)	110,300	2,079,155
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	7,022	1
Ionis Pharmaceuticals, Inc. (a)	1,651,934	65,680,896
iTeos Therapeutics, Inc. (a)	32,400	918,540
Janux Therapeutics, Inc.	108,500	3,699,850
Karuna Therapeutics, Inc. (a)(b)	325,399	38,689,941
Keros Therapeutics, Inc. (a)	55,700	1,873,748
Kinnate Biopharma, Inc.	44,800	990,976
Kronos Bio, Inc. (c)	59,071	1,235,175
Kura Oncology, Inc. (a)	30,300	559,338
Kymera Therapeutics, Inc. (a)	21,000	1,304,940
Lexicon Pharmaceuticals, Inc. (a)	191,622	904,456
Lyell Immunopharma, Inc. (b)	18,000	284,220
Moderna, Inc. (a)	282,841	106,543,376
Monte Rosa Therapeutics, Inc.	238,100	8,497,789
Morphic Holding, Inc. (a)	285,951	18,017,773
Novavax, Inc. (a)	83,300	19,870,382
Nuvalent, Inc.	74,538	2,443,877
Nuvalent, Inc. Class A (a)	135,258	4,927,449
Olema Pharmaceuticals, Inc.	38,400	1,148,928
Omega Therapeutics, Inc. (a)	150,100	2,728,818
Omega Therapeutics, Inc.	90,924	1,487,698
ORIC Pharmaceuticals, Inc. (a)	156,808	3,463,889
Passage Bio, Inc. (a)	74,990	901,380
Poseida Therapeutics, Inc. (a)	520,259	4,495,038
Praxis Precision Medicines, Inc.	282,500	5,613,275
Protagonist Therapeutics, Inc. (a)	166,895	8,094,408
Prothena Corp. PLC (a)	121,005	8,121,856
PTC Therapeutics, Inc. (a)	163,463	7,135,160
Recursion Pharmaceuticals, Inc. (a)	45,400	1,144,988
Regeneron Pharmaceuticals, Inc. (a)	73,721	49,643,721
Relay Therapeutics, Inc. (a)	78,000	2,498,340
Repare Therapeutics, Inc. (a)	20,800	707,200
Repligen Corp. (a)	22,500	6,367,050
Revolution Medicines, Inc. (a)	165,560	4,816,140
Rigel Pharmaceuticals, Inc. (a)(b)	2,058,599	7,822,676
Rubius Therapeutics, Inc. (a)(b)	1,095,917	23,803,317
Sage Therapeutics, Inc. (a)	390,713	18,054,848
Sana Biotechnology, Inc. (b)	19,000	455,810
Sarepta Therapeutics, Inc. (a)	24,837	1,940,266
Scholar Rock Holding Corp. (a)(b)	310,934	12,291,221
Seagen, Inc. (a)	7,100	1,189,960
Seres Therapeutics, Inc. (a)	1,050,326	6,732,590
Shattuck Labs, Inc.	264,754	5,594,252
Sigilon Therapeutics, Inc. (b)	49,400	293,436
Silverback Therapeutics, Inc. (c)	34,299	754,578
Silverback Therapeutics, Inc. (b)	234,985	5,169,670
Springworks Therapeutics, Inc. (a)	252,400	18,955,240
Spruce Biosciences, Inc.	21,500	164,905
Stoke Therapeutics, Inc. (a)	500	13,090
Synlogic, Inc. (a)	398,800	1,068,784
Syros Pharmaceuticals, Inc. (a)	702,838	3,725,041
Syros Pharmaceuticals, Inc. (a)(c)	301,001	1,595,305
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	11,858
Tango Therapeutics, Inc. (d)	223,056	2,336,735
Taysha Gene Therapies, Inc.	277,408	5,514,871
Tenaya Therapeutics, Inc. (a)	64,100	1,298,025
TG Therapeutics, Inc. (a)	226,500	6,131,355
Turning Point Therapeutics, Inc. (a)	14,690	1,131,424
Twist Bioscience Corp. (a)	14,700	1,664,187
Ultragenyx Pharmaceutical, Inc. (a)	10,752	1,035,310
uniQure B.V. (a)	166,549	4,829,921
UNITY Biotechnology, Inc. (a)(b)	268,907	860,502
Vaxcyte, Inc. (a)	238,380	6,252,707
Vera Therapeutics, Inc. (a)	56,400	831,336
Vera Therapeutics, Inc.	54,482	762,911
Vertex Pharmaceuticals, Inc. (a)	24,493	4,905,703
Verve Therapeutics, Inc.	76,400	5,344,944
Vor Biopharma, Inc. (a)	91,511	1,344,297
Xencor, Inc. (a)	193,962	6,569,493
Yumanity Therapeutics, Inc. (d)	19,530	210,924
Yumanity Therapeutics, Inc. (a)	50,096	541,037
Zai Lab Ltd. ADR (a)	118,886	17,179,027
Zentalis Pharmaceuticals, Inc. (a)	109,479	7,465,373
		1,139,517,142
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	57,401	7,253,764
Danaher Corp.	133,533	43,286,057
DexCom, Inc. (a)	72,821	38,552,894
Figs, Inc. Class A (a)(b)	15,300	627,453
Insulet Corp. (a)	402,483	119,863,462
Intuitive Surgical, Inc. (a)	45,041	47,453,396
Novocure Ltd. (a)	566,807	76,071,167
Outset Medical, Inc.	366,957	18,087,311
Penumbra, Inc. (a)	85,152	23,412,542
Presbia PLC (a)(e)	454,926	9,099
Shockwave Medical, Inc. (a)	190,167	40,735,673
Sight Sciences, Inc.	16,300	462,757
Treace Medical Concepts, Inc. (a)	44,600	1,126,150
		416,941,725
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	184,100	4,512,291
Alignment Healthcare, Inc. (a)	110,800	1,957,836
Alignment Healthcare, Inc.	351,322	5,897,467
Centene Corp. (a)	155,590	9,799,058
Guardant Health, Inc. (a)	41,200	5,243,524
Humana, Inc.	24,443	9,909,681
LifeStance Health Group, Inc.	104,400	1,551,384
Oak Street Health, Inc. (a)	172,156	8,044,850
Privia Health Group, Inc. (a)(b)	46,300	1,380,203
Progyny, Inc. (a)	42,200	2,357,714
UnitedHealth Group, Inc.	39,354	16,381,890
		67,035,898
Health Care Technology - 0.0%
Doximity, Inc.	22,500	2,070,000
Sema4 Holdings Corp. (d)	136,000	1,292,000
		3,362,000
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	1	176
10X Genomics, Inc. Class B (a)(c)	640,857	112,739,563
23andMe Holding Co. (d)	201,200	1,730,320
23andMe Holding Co. Class B	377,817	2,924,304
AbCellera Biologics, Inc. (b)	8,000	134,240
Absci Corp.	394,363	7,406,137
Absci Corp.	160,369	2,710,557
Akoya Biosciences, Inc. (a)	27,600	440,772
Berkeley Lights, Inc. (a)	700	24,892
Bruker Corp.	46,423	4,099,615
Nanostring Technologies, Inc. (a)	105,634	6,147,899
Olink Holding AB ADR (a)	175,700	5,624,157
Sartorius Stedim Biotech	4,300	2,607,663
Seer, Inc.	399,040	15,953,619
Seer, Inc. Class A (d)	75,433	3,015,811
Thermo Fisher Scientific, Inc.	34,174	18,964,861
WuXi AppTec Co. Ltd. (H Shares) (c)	200,640	3,998,637
Wuxi Biologics (Cayman), Inc. (a)(c)	1,638,810	25,371,987
		213,895,210
Pharmaceuticals - 0.9%
4D Pharma PLC (a)(b)	595,700	722,356
Arvinas Holding Co. LLC (a)	27,600	2,379,396
Atea Pharmaceuticals, Inc. (b)	1,044,243	31,034,902
Bristol-Myers Squibb Co.	76,565	5,119,136
Cyteir Therapeutics, Inc.	34,000	648,720
Dragonfly Therapeutics, Inc. (a)(d)(e)	126,113	3,487,024
Fulcrum Therapeutics, Inc. (a)(b)	205,955	6,116,864
GH Research PLC	64,700	1,414,989
Hansoh Pharmaceutical Group Co. Ltd. (c)	378,400	1,033,886
Harmony Biosciences Holdings, Inc. (a)	342,223	11,597,937
Ikena Oncology, Inc. (a)	40,100	516,087
Intra-Cellular Therapies, Inc. (a)	778,309	25,839,859
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	36,091	252,498
Kaleido Biosciences, Inc. (a)(b)	493,648	3,030,999
Longboard Pharmaceuticals, Inc. (a)	25,800	242,004
Nektar Therapeutics (a)	240,922	3,729,473
Nuvation Bio, Inc. (d)	423,184	3,905,988
Nuvation Bio, Inc. (a)(b)	634,853	5,859,693
OptiNose, Inc. (a)(b)	678,975	1,975,817
Pharvaris BV	39,300	795,432
Pliant Therapeutics, Inc. (a)	159,200	2,903,808
Sienna Biopharmaceuticals, Inc. (a)	589,618	4,599
Skyhawk Therapeutics, Inc. (d)(e)	126,063	2,069,954
Stemcentrx, Inc. rights 12/31/21 (a)(e)	568,100	6
Theravance Biopharma, Inc. (a)	484,895	4,024,629
UCB SA	16,800	1,921,770
		120,627,826
TOTAL HEALTH CARE		1,961,379,801
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp. Class A (a)(d)(e)	137,569	57,777,604
The Boeing Co. (a)	18,836	4,134,502
		61,912,106
Air Freight & Logistics - 0.1%
FedEx Corp.	10,700	2,842,883
United Parcel Service, Inc. Class B	61,884	12,106,367
		14,949,250
Airlines - 1.1%
Delta Air Lines, Inc. (a)	572,990	23,171,716
Frontier Group Holdings, Inc. (a)	133,800	2,051,154
JetBlue Airways Corp. (a)	1,568,914	23,737,669
Ryanair Holdings PLC sponsored ADR (a)	34,678	3,734,821
Southwest Airlines Co. (a)	932,137	46,401,780
Spirit Airlines, Inc. (a)	256,333	6,287,848
United Airlines Holdings, Inc. (a)	186,725	8,684,580
Wheels Up Experience, Inc.	1,680,277	9,965,723
Wheels Up Experience, Inc.:
rights (a)(e)	23,018	127,290
rights (a)(e)	23,018	117,852
rights (a)(e)	23,018	109,336
Wizz Air Holdings PLC (a)(c)	467,883	31,262,871
		155,652,640
Building Products - 0.1%
Resideo Technologies, Inc. (a)	92,800	2,991,872
The AZEK Co., Inc. (a)	51,060	2,169,539
Trane Technologies PLC	68,522	13,601,617
		18,763,028
Construction & Engineering - 0.2%
MasTec, Inc. (a)	278,200	25,438,608
Electrical Equipment - 0.3%
AMETEK, Inc.	23,107	3,141,859
Eaton Corp. PLC	29,424	4,953,825
Emerson Electric Co.	35,849	3,782,070
Generac Holdings, Inc. (a)	38,900	16,998,522
Rockwell Automation, Inc.	18,400	5,988,280
		34,864,556
Industrial Conglomerates - 0.3%
3M Co.	101,780	19,820,637
Honeywell International, Inc.	116,983	27,129,528
		46,950,165
Machinery - 0.4%
Caterpillar, Inc.	46,460	9,797,020
Deere & Co.	37,252	14,082,374
Hyzon Motors, Inc. Class A (a)	201,000	1,895,430
Illinois Tool Works, Inc.	33,453	7,789,866
Ingersoll Rand, Inc. (a)	39,644	2,101,925
Xylem, Inc.	147,617	20,121,673
		55,788,288
Professional Services - 0.0%
CoStar Group, Inc. (a)	13,080	1,108,399
LegalZoom.com, Inc. (b)	51,900	1,776,537
YourPeople, Inc. (a)(e)	4,577,258	37,534
		2,922,470
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	709,900	64,423,425
CSX Corp.	289,900	9,430,447
Kansas City Southern	23,300	6,539,611
Lyft, Inc. (a)	459,368	21,870,510
Uber Technologies, Inc. (a)	971,804	38,036,409
Union Pacific Corp.	150,861	32,712,699
		173,013,101
TOTAL INDUSTRIALS		590,254,212
INFORMATION TECHNOLOGY - 38.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	23,633	8,733,102
Ciena Corp. (a)	510,597	29,170,407
Infinera Corp. (a)(b)	2,746,242	23,260,670
Lumentum Holdings, Inc. (a)	52,380	4,538,203
		65,702,382
Electronic Equipment & Components - 0.2%
908 Devices, Inc. (b)	24,700	889,200
Arlo Technologies, Inc. (a)	172,511	1,069,568
II-VI, Inc. (a)	178,090	11,216,108
TE Connectivity Ltd.	2,541	381,709
Trimble, Inc. (a)	138,500	13,049,470
Vontier Corp.	15,763	573,300
		27,179,355
IT Services - 5.3%
Accenture PLC Class A	19,100	6,428,296
Actua Corp. (a)(e)	562,258	28,113
IBM Corp.	4,495	630,828
Marqeta, Inc. Class A	9,300	270,072
MasterCard, Inc. Class A	222,049	76,880,025
MongoDB, Inc. Class A (a)	3,641	1,426,653
Nuvei Corp. (a)(c)	24,500	3,111,500
Okta, Inc. (a)	39,881	10,512,632
PayPal Holdings, Inc. (a)	640,927	185,009,988
Shopify, Inc. Class A (a)	176,549	269,597,383
Snowflake Computing, Inc.	52,925	16,107,724
Square, Inc. (a)	202,485	54,280,154
Twilio, Inc. Class A (a)	1,000	356,960
Visa, Inc. Class A	419,112	96,018,559
Wix.com Ltd. (a)	17,368	3,857,085
Worldline SA (a)(c)	45,800	4,070,477
		728,586,449
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	721,993	79,939,065
Applied Materials, Inc.	320,585	43,320,651
ASML Holding NV	61,985	51,635,984
Broadcom, Inc.	20,225	10,056,072
Cirrus Logic, Inc. (a)	329,866	27,599,888
Cree, Inc. (a)(b)	54,229	4,608,380
Enphase Energy, Inc. (a)	26,600	4,621,218
First Solar, Inc. (a)	59,600	5,602,400
Intel Corp.	65,462	3,538,876
KLA Corp.	42,686	14,511,533
Lam Research Corp.	6,700	4,052,294
Marvell Technology, Inc.	533,841	32,665,731
Micron Technology, Inc.	56,631	4,173,705
NVIDIA Corp.	5,708,240	1,277,789,523
Qualcomm, Inc.	128,609	18,865,654
Silicon Laboratories, Inc. (a)	528,889	83,363,484
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	207,168	24,655,064
Teradyne, Inc.	39,050	4,742,232
Texas Instruments, Inc.	85,194	16,264,387
Xilinx, Inc.	19,000	2,956,210
		1,714,962,351
Software - 11.5%
Adobe, Inc. (a)	178,612	118,544,784
Atlassian Corp. PLC (a)	11,526	4,230,734
Autodesk, Inc. (a)	90,042	27,921,124
Avalara, Inc. (a)	32,304	5,805,029
Bill.Com Holdings, Inc. (a)	3,800	1,042,682
Black Knight, Inc. (a)	57,770	4,371,456
CCC Intelligent Solutions Holdings, Inc. (d)	79,152	872,255
Clear Secure, Inc.	3,400	157,998
Cloudflare, Inc. (a)	929,281	112,201,388
Confluent, Inc.	34,600	1,934,486
Couchbase, Inc.	38,100	1,913,763
Coupa Software, Inc. (a)	13,304	3,256,952
Crowdstrike Holdings, Inc. (a)	42,133	11,839,373
Datadog, Inc. Class A (a)	13,130	1,809,314
DocuSign, Inc. (a)	38,191	11,313,702
DoubleVerify Holdings, Inc. (a)	28,500	1,035,405
Elastic NV (a)	29,594	4,721,723
Epic Games, Inc. (a)(d)(e)	11,800	10,443,000
HubSpot, Inc. (a)	54,317	37,178,357
Intuit, Inc.	69,694	39,454,470
Lightspeed Commerce, Inc.	77,200	8,583,096
LivePerson, Inc. (a)	131,644	8,438,380
Matterport, Inc. (d)	115,200	1,855,872
Microsoft Corp.	1,849,536	558,337,928
Monday.com Ltd.	4,200	1,593,312
Nutanix, Inc. Class A (a)	2,566,857	94,742,692
Oracle Corp.	346,404	30,874,989
Paycom Software, Inc. (a)	8,900	4,351,210
Paycor HCM, Inc.	17,600	650,320
Paylocity Holding Corp. (a)	12,097	3,256,512
Procore Technologies, Inc. (a)	11,100	1,006,770
RingCentral, Inc. (a)	6,542	1,650,285
Riskified Ltd. (a)	70,300	2,267,175
Riskified Ltd.:
Class A	208,887	6,062,945
Class B	417,774	12,125,890
Salesforce.com, Inc. (a)	1,224,049	324,703,478
SentinelOne, Inc.	59,700	3,816,621
ServiceNow, Inc. (a)	37,100	23,879,044
Stripe, Inc. Class B (a)(d)(e)	43,500	1,745,438
Taboola.com Ltd.	895,082	7,242,108
The Trade Desk, Inc. (a)	14,400	1,152,720
Tuya, Inc. ADR (a)(b)	33,400	348,362
UiPath, Inc.	203,748	12,233,030
UiPath, Inc. Class A (a)(b)	33,400	2,110,880
WalkMe Ltd.	19,800	549,252
Workday, Inc. Class A (a)	15,332	4,188,089
Zendesk, Inc. (a)	139,995	17,303,382
Zoom Video Communications, Inc. Class A (a)	71,253	20,627,744
Zscaler, Inc. (a)	65,265	18,165,860
		1,573,911,379
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	7,390,328	1,122,073,500
Pure Storage, Inc. Class A (a)	1,724,658	44,547,916
Samsung Electronics Co. Ltd.	69,233	4,582,059
		1,171,203,475
TOTAL INFORMATION TECHNOLOGY		5,281,545,391
MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. U.S.	26,500	6,273,610
Corteva, Inc.	482,700	21,224,319
DuPont de Nemours, Inc.	139,646	10,336,597
The Mosaic Co.	66,300	2,133,534
		39,968,060
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA (d)	74,757	800,647
Ardagh Metal Packaging SA (a)	30,100	322,371
Sealed Air Corp.	68,600	4,186,658
		5,309,676
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	483,500	9,718,670
Freeport-McMoRan, Inc.	957,400	34,839,786
Newmont Corp.	66,200	3,838,938
Rio Tinto PLC sponsored ADR (b)	85,200	6,395,964
		54,793,358
TOTAL MATERIALS		100,071,094
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	62,298	18,201,607
Simon Property Group, Inc.	100,400	13,498,780
		31,700,387
TOTAL COMMON STOCKS (Cost $3,738,853,411)		13,352,258,781

Preferred Stocks - 2.1%
	Shares	Value ($)
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B(a)(d)	2,961,147	4,306,899
Series C(a)(d)	1,339,018	1,947,562
Series D(a)(d)	1,344,355	1,955,324
Series E3(d)	975,268	1,418,498
		9,628,283
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
Bird Rides, Inc. (d)	386,551	2,899,473
Bird Rides, Inc.:
Series C1(d)	117,022	877,768
Series D(d)	104,900	786,842
Rad Power Bikes, Inc.:
Series A(d)(e)	32,487	156,712
Series C(d)(e)	127,831	616,636
Rivian Automotive, Inc.:
Series E(a)(d)(e)	625,451	37,158,044
Series F(d)(e)	232,868	13,834,688
		56,330,163
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	23,686	5,017,334

Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G(d)(e)	26,833	10,424,352
Series H(d)(e)	21,372	8,302,808
Instacart, Inc.:
Series H(d)(e)	13,904	1,738,000
Series I(d)(e)	6,341	792,625
Reddit, Inc.:
Series B(a)(d)(e)	37,935	2,344,171
Series E(d)(e)	5,127	316,820
Series F(d)(e)	40,428	2,498,224
		26,417,000
Specialty Retail - 0.0%
Fanatics, Inc. Series E (d)(e)	127,722	4,453,666

Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A(a)(d)(e)	32,065	372,916
Series B(a)(d)(e)	5,635	65,535
Series C(a)(d)(e)	53,835	626,101
Series D(a)(d)(e)	62,760	729,899
Series Seed(a)(d)(e)	99,244	1,154,208
Freenome, Inc. Series C (d)(e)	190,858	1,734,899
Laronde, Inc. Series B (d)(e)	66,432	1,860,096
		6,543,654
TOTAL CONSUMER DISCRETIONARY		98,761,817

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	197,068	7,524,056
Sweetgreen, Inc.:
Series C(a)(d)(e)	1,331	17,503
Series D(a)(d)(e)	21,414	281,594
Series H(a)(d)(e)	168,337	2,213,632
Series I(a)(d)(e)	50,469	663,667
		10,700,452
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	338,565	2,031,790
Bowery Farming, Inc. Series C1 (d)(e)	27,136	1,634,925
		3,666,715
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	6,648	368,233

TOTAL CONSUMER STAPLES		14,735,400

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(d)(e)	198,234	2,121,104
Series C(d)(e)	115,792	1,238,974
Sonder Holdings, Inc.:
Series D1(d)	265,415	3,783,756
Series E(a)(d)	420,126	5,989,316
		13,133,150
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (d)(e)	257,347	1,449,327
Bright Peak Therapeutics AG Series B (d)(e)	239,403	935,108
Caris Life Sciences, Inc. Series D (d)(e)	255,590	2,070,279
Deep Genomics, Inc. Series C (d)(e)	129,534	1,878,398
Element Biosciences, Inc.:
Series B(a)(d)(e)	250,956	5,158,902
Series C(d)(e)	101,911	2,094,984
ElevateBio LLC Series C (d)(e)	332,500	1,394,838
EQRx, Inc. Series B (d)	1,415,792	7,133,893
Inscripta, Inc.:
Series D(d)(e)	308,833	2,726,995
Series E(d)(e)	222,357	1,963,412
Intarcia Therapeutics, Inc. Series EE (a)(d)(e)	116,544	2,117,604
National Resilience, Inc.:
Series B(d)(e)	251,448	11,166,806
Series C(d)(e)	44,850	1,991,789
Sonoma Biotherapeutics, Inc.:
Series B(d)(e)	481,325	1,116,674
Series B1(d)(e)	256,702	595,549
T-Knife Therapeutics, Inc. Series B (d)(e)	199,356	1,150,045
Treeline Biosciences Series A (d)(e)	250,200	1,958,441
		46,903,044
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (d)(e)	1,136,853	1,154,861
Procept Biorobotics Corp. Series G (d)(e)	515,197	2,072,895
		3,227,756
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	616,102	831,738
Conformal Medical, Inc. Series C (a)(d)(e)	240,750	1,218,195
Scorpion Therapeutics, Inc. Series B (d)(e)	242,077	585,688
		2,635,621
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	22,992	880,380
PrognomIQ, Inc.:
Series A5(d)(e)	83,544	279,037
Series B(d)(e)	198,721	663,728
Wugen, Inc. Series B (d)(e)	96,718	750,038
		2,573,183
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(d)(e)	4,910	3,216,983
Series C(a)(d)(e)	2,570	1,683,838
Nohla Therapeutics, Inc. Series B (a)(d)(e)	3,126,919	31
		4,900,852
TOTAL HEALTH CARE		60,240,456

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(d)(e)	53,937	22,653,001

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,986	804,944

Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	6,466	3,160,275

TOTAL INDUSTRIALS		26,618,220

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	167,386	1,338,418

Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	814,561	903,091

IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	209,665	6,567
ByteDance Ltd. Series E1 (d)(e)	84,766	8,793,625
		8,800,192
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	371,500	1,248,909
SiMa.ai Series B (d)(e)	338,113	1,733,641
Tenstorrent, Inc. Series C1 (d)(e)	21,000	1,248,540
		4,231,090
Software - 0.2%
Databricks, Inc.:
Series G(d)(e)	17,742	3,911,259
Series H(d)(e)	18,818	4,148,473
Dataminr, Inc. Series D (a)(d)(e)	442,241	19,458,604
Evozyne LLC Series A (d)(e)	101,400	2,278,458
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,105,094	21
Nuvia, Inc. Series B (d)	239,670	195,863
Stripe, Inc. Series H (d)(e)	19,200	770,400
		30,763,078
TOTAL INFORMATION TECHNOLOGY		46,035,869

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	355,446	8,530,704

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	16,253	770,449

TOTAL CONVERTIBLE PREFERRED STOCKS		278,454,348
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(d)(e)	5,678,726	624,660
Waymo LLC Series A2 (a)(d)(e)	10,731	984,269
		1,608,929
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	13,511	8,852,272
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	219,824	455,036
		9,307,308
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,916,237
TOTAL PREFERRED STOCKS (Cost $190,983,337)		289,370,585

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	857,900	857,900
4% 6/12/27 (d)(e)	25,455	25,455
		883,355
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(h)	1,262,200	1,262,200
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(h)	1,610,776	1,610,776
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0% (d)(e)(h)	242,100	242,100
TOTAL CONVERTIBLE BONDS (Cost $3,998,431)		3,998,431

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(e)(h)	2,227,100	2,227,100
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (d)(e)	614,446	781,575
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(h)	1,612,660	1,612,660
TOTAL HEALTH CARE		2,394,235
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	346,804	346,804
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	1,170,000	1,170,000
TOTAL INFORMATION TECHNOLOGY		1,516,804
TOTAL PREFERRED SECURITIES (Cost $5,971,010)		6,138,139

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	368,021,943	368,095,547
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	394,241,731	394,281,155
TOTAL MONEY MARKET FUNDS (Cost $762,376,702)		762,376,702

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $4,702,182,891)	14,414,142,638
NET OTHER ASSETS (LIABILITIES) - (5.1)% (k)	(702,278,088)
NET ASSETS - 100.0%	13,711,864,550

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,523,899 or 1.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $508,850,454 or 3.7% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Includes $15,375,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
23andMe Holding Co.	2/03/21	2,012,000
Adimab LLC	9/17/14 - 6/05/15	11,625,172
Agbiome LLC Series C	6/29/18	2,144,369
Aledade, Inc. Series B1	5/07/21	880,380
Allbirds, Inc.	10/09/18	890,972
Allbirds, Inc. Series A	10/09/18	351,662
Allbirds, Inc. Series B	10/09/18	61,800
Allbirds, Inc. Series C	10/09/18	590,417
Allbirds, Inc. Series D	12/23/19	808,713
Allbirds, Inc. Series Seed	10/09/18 - 1/23/20	997,616
Ankyra Therapeutics Series B	8/26/21	1,449,327
Ant International Co. Ltd. Class C	5/16/18	2,351,948
AppHarvest, Inc.	1/29/21	2,441,760
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Ardagh Metal Packaging SA	2/22/21	747,570
Arrival SA	3/24/21	3,644,280
Astera Labs, Inc. Series C	8/24/21	1,248,909
Beta Technologies, Inc. Series A	4/09/21	804,944
Bird Rides, Inc.	2/12/21 - 4/20/21	1,980,341
Bird Rides, Inc. Series C1	12/21/18	1,374,482
Bird Rides, Inc. Series D	9/30/19	1,355,067
Blink Health, Inc. Series A1	12/30/20	232,676
Blink Health, Inc. Series C	11/07/19 - 7/14/21	7,523,268
Boundless Bio, Inc. Series B	4/23/21	831,738
Bowery Farming, Inc. Series C1	5/18/21	1,634,925
Bright Peak Therapeutics AG Series B	5/14/21	935,108
ByteDance Ltd. Series E1	11/18/20	9,288,165
Caris Life Sciences, Inc. Series D	5/11/21	2,070,279
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455
Castle Creek Pharmaceutical Holdings, Inc. 0%	6/28/21	242,100
Cazoo Group Ltd.	3/28/21	1,217,330
CCC Intelligent Solutions Holdings, Inc.	2/02/21	791,520
Cibus Corp. Series C	2/16/18 - 6/23/21	3,557,178
Cipher Mining, Inc.	3/04/21	2,133,170
Circle Internet Financial Ltd. 0%	5/11/21	2,227,100
Conformal Medical, Inc. Series C	7/24/20	882,846
Cyclerion Therapeutics, Inc.	4/02/19	2,229,495
Databricks, Inc. Series G	2/01/21	3,146,861
Databricks, Inc. Series H	8/31/21	4,148,473
Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573
Deep Genomics, Inc. Series C	7/21/21	1,878,398
Delhivery Pvt Ltd. Series H	5/20/21	3,156,208
Diamond Foundry, Inc. Series C	3/15/21	8,530,704
Dragonfly Therapeutics, Inc.	12/19/19	3,336,950
Element Biosciences, Inc. Series B	12/13/19	1,315,160
Element Biosciences, Inc. Series C	6/21/21	2,094,954
ElevateBio LLC Series C	3/09/21	1,394,838
Enevate Corp. Series E	1/29/21	903,092
Enevate Corp. 0% 1/29/23	1/29/21	346,804
Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000
EQRx, Inc. Series B	11/19/20	3,881,960
Evozyne LLC Series A	4/09/21	2,278,458
Fanatics, Inc. Series E	8/13/20	2,208,313
Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996
Freenome, Inc. Series C	8/14/20	1,262,201
Gemini Therapeutics, Inc.	2/05/21	1,320,410
GoBrands, Inc. Series G	3/02/21	6,700,664
GoBrands, Inc. Series H	7/22/21	8,302,821
Inscripta, Inc. Series D	11/13/20	1,411,367
Inscripta, Inc. Series E	3/30/21	1,963,412
Instacart, Inc. Series H	11/13/20	834,240
Instacart, Inc. Series I	2/26/21	792,625
Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	392,042
JUUL Labs, Inc. Series E	7/06/18	196,006
Kardium, Inc. Series D6	12/30/20	1,154,861
Kardium, Inc. 0%	12/30/20	1,612,660
Laronde, Inc. Series B	8/13/21	1,860,096
Lucid Motors, Inc.	2/22/21	9,840,000
Matterport, Inc.	2/08/21	1,152,000
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,376,781
National Resilience, Inc. Series B	12/01/20	3,434,780
National Resilience, Inc. Series C	6/28/21	1,991,789
Neutron Holdings, Inc.	2/04/21	4,384
Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455
Nohla Therapeutics, Inc. Series B	5/01/18	1,099,781
Nuvation Bio, Inc.	2/10/21	4,231,840
Nuvia, Inc. Series B	3/16/21	195,862
On Holding AG	2/06/20	2,624,466
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974
Procept Biorobotics Corp. Series G	6/10/21	2,072,895
PrognomIQ, Inc. Series A5	8/20/20	50,461
PrognomIQ, Inc. Series B	9/11/20	454,100
Rad Power Bikes, Inc.	1/21/21	1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	156,712
Rad Power Bikes, Inc. Series C	1/21/21	616,636
Reddit, Inc. Series B	7/26/17	538,544
Reddit, Inc. Series E	5/18/21	217,765
Reddit, Inc. Series F	8/11/21	2,498,224
Redwood Materials Series C	5/28/21	770,449
Rivian Automotive, Inc. Series E	7/10/20	9,688,236
Rivian Automotive, Inc. Series F	1/19/21	8,581,186
Scorpion Therapeutics, Inc. Series B	1/08/21	585,688
Seer, Inc. Class A	12/08/20	1,433,227
Sema4 Holdings Corp.	2/09/21	1,360,000
SiMa.ai Series B	5/10/21	1,733,641
Skyhawk Therapeutics, Inc.	5/21/21	2,069,954
Sonder Holdings, Inc. Series D1	12/20/19	2,785,793
Sonder Holdings, Inc. Series E	4/03/20 - 5/06/20	4,523,454
Sonder Holdings, Inc. 0%	3/18/21	1,610,776
Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	4,177,960
Starry, Inc. Series B	12/01/16	1,601,981
Starry, Inc. Series C	12/08/17	1,234,575
Starry, Inc. Series D	3/06/19	1,922,428
Starry, Inc. Series E3	3/31/21	1,638,450
Stripe, Inc. Class B	5/18/21	1,745,585
Stripe, Inc. Series H	3/15/21	770,400
Sweetgreen, Inc. Series C	9/13/19	22,760
Sweetgreen, Inc. Series D	9/13/19	366,179
Sweetgreen, Inc. Series H	11/09/18	2,195,114
Sweetgreen, Inc. Series I	9/13/19	863,020
T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045
Tango Therapeutics, Inc.	4/13/21	2,230,560
Tenstorrent, Inc. Series C1	4/23/21	1,248,540
Tenstorrent, Inc. 0%	4/23/21	1,170,000
The Beachbody Co., Inc.	2/09/21	1,186,980
The Beauty Health Co.	12/08/20	5,538,280
The Real Good Food Co. LLC 1%	5/07/21	1,262,200
Tory Burch LLC	5/14/15	17,495,175
Treeline Biosciences Series A	7/30/21	1,958,441
Volta, Inc.	2/07/21	1,237,290
Waymo LLC Series A2	5/08/20	921,441
Wugen, Inc. Series B	7/09/21	750,038
Xsight Labs Ltd. Series D	2/16/21	1,338,418
Yumanity Therapeutics, Inc.	12/22/20	449,190
Zomato Ltd.	12/09/20 - 2/10/21	4,714,002
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	265,150,566	5,438,519,880	5,335,574,794	69,936	(105)	-	368,095,547	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	209,755,325	928,809,958	744,284,128	949,461	-	-	394,281,155	1.2%
Total	474,905,891	6,367,329,838	6,079,858,922	1,019,397	(105)	-	762,376,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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